                       SUPPLEMENT DATED OCTOBER 5, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 1989
                          AS SUPPLEMENTED MAY 1, 2001
                              AND AUGUST 24, 2001

                              THE EQUITY PROTECTOR
                                 Issued through
                            WRL Series Life Account
                                       By
                   Western Reserve Life Assurance Co. of Ohio


 The following information modifies and supplements information provided on page
 -------------------------------------------------------------------------------
 4 of the Prospectus under the heading "7. How are Net Premiums Allocated?" and
 -------------------------------------------------------------------------------
 on pages 12-13 under the heading "Investments of the Series Account - WRL
 -------------------------------------------------------------------------------
 Series Fund":
 -------------

     Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International Equity) portfolio of the AEGON/Transamerica Series Fund, Inc. Effective March 1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

     -----------------------------------------------------------------------------------------------------------
      Portfolio                    Sub-Adviser or Adviser                Investment Objective
      ---------                    ----------------------                --------------------

      International              American Century Investment         Seeks long-term growth of capital.
      Equity                     Management, Inc.
     -----------------------------------------------------------------------------------------------------------

 The following information is added to the Annual Portfolio Operating Expenses
 Table:

--------------------------------------------------------------------------------------------------------
                                       Management          Other          Rule         Total Portfolio
            Portfolio                     Fees           Expenses         12b-1        Annual Expenses
                                                                          Fees
--------------------------------------------------------------------------------------------------------
International Equity                      1.00%            0.20%           N/A              1.20%
--------------------------------------------------------------------------------------------------------

 The following is added to the table in footnote (8) of the Prospectus:
 ----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                     Expense       Reimbursement       Expense Ratio Without
            Portfolio                 Limit           Amount               Reimbursement
--------------------------------------------------------------------------------------------------------
International Equity                 1.20%*            N/A                      N/A
--------------------------------------------------------------------------------------------------------

 * Effective March 1, 2002, this expense limit will be increased to 1.50%.

 All other references throughout the prospectus to WRL GE International Equity are changed to WRL International Equity.